Notes to the interim condensed consolidated statement of (income) loss - Operating expenses - Personnel costs and headcount (Details) € in Thousands	6 Months Ended
	Jun. 30, 2025 EUR (€) employee	Jun. 30, 2024 EUR (€) employee	Feb. 28, 2025 EUR (€)
Operating expenses
Number of employees | employee	84	123
Restructuring provision	€ 3,100		€ 6,500
Wages, salaries and similar costs	(5,920)	€ (6,181)
Payroll taxes	(3,232)	(1,886)
Provisions for retirement benefit obligations	690	(86)
Sharebased compensation expense	(6,721)	(2,238)
Total personnel costs	€ (15,184)	€ (10,391)
Inventiva S.A
Operating expenses
Number of employees | employee	75	112
Inventiva Inc.
Operating expenses
Number of employees | employee	9	11
Research and development costs
Operating expenses
Wages, salaries and similar costs	€ (4,139)	€ (4,824)
Payroll taxes	(1,675)	(1,312)
Provisions for retirement benefit obligations	255	(51)
Sharebased compensation expense	(1,251)	(1,450)
Total personnel costs	(6,811)	(7,637)
Marketing - Business development expenses
Operating expenses
Wages, salaries and similar costs	(65)	(120)
Payroll taxes	(8)	(10)
Sharebased compensation expense		(24)
Total personnel costs	(73)	(153)
General and administrative expenses
Operating expenses
Wages, salaries and similar costs	(1,716)	(1,237)
Payroll taxes	(1,549)	(563)
Provisions for retirement benefit obligations	435	(35)
Sharebased compensation expense	(5,470)	(765)
Total personnel costs	€ (8,300)	€ (2,600)